Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Text Block] (Tables)	12 Months Ended
Mar. 31, 2016
Text Block [Abstract]
Gross Obligations by Remaining Contractual Maturity and Class of Collateral Pledged [Table Text Block]

	March 31, 2016
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥2,518	¥19,452	¥1,916	¥1,754	¥25,640
Payables under securities lending transactions	2,443	2,019	248	—	4,710
Obligations to return securities received as collateral	1,846	73	—	—	1,919

Total	¥6,807	¥21,544	¥2,164	¥1,754	¥32,269

Secured Borrowing by the Class of Collateral Pledged [Table Text Block]

	March 31, 2016
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral
	(in billions)
Japanese national government and Japanese government agency bonds	¥2,270	¥4,211	¥930
Foreign governments and official institutions bonds	19,426	—	738
Corporate bonds	581	—	71
Residential mortgage-backed securities	3,027	124	—
Other debt securities	177	—	—
Marketable equity securities	133	375	180
Others	26	—	—

Total	¥25,640	¥4,710	¥1,919